CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Cash Flow Elements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
(a) Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)	$ 0	$ 221	$ 130
Property and equipment	0	565	2,486
Technology	0	0	0
Other intangible assets	0	190	1,690
Goodwill	0	(288)	4,894
Long term loans from banks and others	0	0	(1,342)
Investment in subsidiary previously accounted for by the equity method	0	0	(3,885)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	0	688	3,973
(c) Proceeds from sale of investments in previously consolidated subsidiaries:
Working capital (excluding cash and cash equivalents)	0	(18)	0
Property and equipment	0	(30)	0
Long term loans from banks and others	0	5	0
Non-controlling interests	0	(125)	0
Loss from sale of subsidiaries	0	209	0
Proceeds From Sale Of Subsidiaries	0	41	0
(d) Non-cash investing activity:
Purchase of property and equipment	378	45	392
Purchase of property and equipment at finance lease	0	0	3
Dividend payable for non-controlling interest in a consolidated subsidiary	0	0	1,311
Issuance of shares in respect of acquisition of non-controlling interests in subsidiary	0	11,368	0
(e) Supplemental disclosure of cash flow activity:
Interest	640	2,604	1,189
Income taxes	$ 27	$ 367	$ 114